Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Fair value of the derivative assets and liabilities
Derivative financial instruments, current asset		$ 372	$ 4,615	[1]	$ 577	[1]
Derivative financial instruments, non-current asset	[1]		5,116		6,038
Derivative financial instruments, current liability		2,607	1,253	[1]	$ 269	[1]
Derivative financial instruments, non-current liability		6,688	3,543	[1]
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current asset		372	4,615
Derivative financial instruments, non-current asset			5,116
Derivative asset		372	9,731
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset		365	9,731
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Derivative asset		7
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current liability		2,607	1,253
Derivative financial instruments, non-current liability		6,688	3,543
Derivative liability		9,295	4,796
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability		9,233	4,218
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Derivative liability		$ 62	$ 578

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).